Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2019	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2019
61	Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2019
Up to the date of issue of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the year ended December 31, 2019 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group.

Effective for accounting periods beginning on or after
Amendments to IFRS 3, Definition of a business	January 1, 2020
Amendments to IAS 1 and IAS 8, Definition of material	January 1, 2020
The Group is in the process of making an assessment of what the impact of these developments is expected to be in the period of initial application. So far it has concluded that the adoption of them is unlikely to have a significant impact on the consolidated financial statements.